NORTHERN SMALL CAP INDEX FUND
SMALL CAP INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000® Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN SMALL CAP INDEX FUND NORTHERN SMALL CAP INDEX FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN SMALL CAP INDEX FUND NORTHERN SMALL CAP INDEX FUND
Management Fees	0.13%
Other Expenses	0.06%	[1]
Transfer Agent Fees	0.04%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%	[2]
Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.15%	[3]
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of average net assets to expenses before reimbursements and credits included in the Fund’s Financial Highlights in the Fund’s complete Prospectus due to the restatement of Other Expenses.
[3]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before July 31, 2020 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN SMALL CAP INDEX FUND | NORTHERN SMALL CAP INDEX FUND | USD ($)	15	57	103	239

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.81% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000® Index, in weightings that approximate the relative composition of securities contained in the Russell 2000 Index, and in Russell 2000 Index futures approved by the Commodity Futures Trading Commission.

The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. However, companies are not selected by Frank Russell Company (“Russell”) for inclusion in the Russell 2000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of May 31, 2019, the market capitalization of the companies in the Russell 2000 Index was between approximately $10.0 million and $9.9 billion. It is rebalanced quarterly.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using computer programs and statistical procedures. NTI will buy and sell securities in response to changes in the Russell 2000 Index. The Fund invests in substantially all of the securities in the Russell 2000 Index in approximately the same proportions as the index (i.e., replication). Because the Fund will have fees and transaction expenses (while the Russell 2000 Index has none), returns are likely to be below those of the Russell 2000 Index.

NTI expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the Russell 2000 Index within a 0.95 correlation coefficient.

Frank Russell Company does not endorse any of the securities in the Russell 2000 Index. It is not a sponsor of the Small Cap Index Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
CYBERSECURITY RISK is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or net asset value. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large share purchases of the Fund may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities markets or adverse investor sentiment. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2019 is 16.90%. For the periods shown in the bar chart above, the highest quarterly return was 20.73% in the second quarter of 2009, and the lowest quarterly return was (21.91)% in the third quarter of 2011.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2018)
Average Annual Total Returns - NORTHERN SMALL CAP INDEX FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN SMALL CAP INDEX FUND	Sep. 03, 1999	(11.14%)	4.27%	11.80%	7.06%
NORTHERN SMALL CAP INDEX FUND | Returns after taxes on distributions		(13.77%)	2.48%	10.59%	5.59%
NORTHERN SMALL CAP INDEX FUND | Returns after taxes on distributions and sale of Fund shares		(5.29%)	3.09%	9.65%	5.45%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		(11.01%)	4.41%	11.97%	7.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.